Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
17. Supplemental Cash Flow Information
a)The changes in operating assets and liabilities for the years ended December 31, 2017, 2016, and 2015, are as follows:

	Year Ended December 31,
	2017	2016	2015
Accounts receivable	(1,925)	96,497	(6,488)
Prepaid expenses and other	2,608	9,690	(10,607)
Accounts payable	(14,499)	(10,705)	(24,727)
Accrued liabilities and other	120,383	(57,149)	29,531
	106,567	38,333	(12,291)

b)
Cash interest paid, including realized interest rate swap settlements, during the years ended December 31, 2017, 2016, and 2015, totaled $319.6 million, $341.0 million and $318.1 million, respectively. In addition, during the years ended December 31, 2017, 2016, and 2015, cash interest paid relating to interest rate swap amendments and terminations totaled $0.6 million, $8.1 million and $10.9 million, respectively.

c)
As described in Note 4a, in November 2017, Teekay Tankers acquired the outstanding shares of TIL through issuing 89.0 million Class A common shares, which was treated as a non-cash transaction in the Company's consolidated statement of cash flows. As a result of this transaction, Teekay Tankers acquired $37.6 million in cash and paid $6.8 million in legal fees.

d)
In 2017 and 2016, the portion of the distributions paid in kind by Teekay Offshore to the unit holders of Series C-1 Preferred Units and Series D Preferred Units, of $12.7 million and $11.7 million, respectively, was treated as a non-cash transaction in the consolidated statements of cash flows.

e)
As described in Note 4c, in August 2015, Teekay Tankers agreed to acquire 12 modern Suezmax tankers from Principal Maritime. As of December 31, 2015, all 12 of the vessels had been delivered for a total purchase price of $661.3 million, consisting of $612.0 million in cash and approximately 7.2 million shares of Teekay Tankers’ Class A common stock or $49.3 million, which was treated as a non-cash transaction in the consolidated statement of cash flows.